RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Continuity) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of derivative assets liabilities net position [Line Items]
Foreign Exchange and unrealized financial instruments loss	$ (33)	$ (6)	$ (25)	$ (26)
Gain (loss) arising during the period on financial instruments designated as cash-flow hedges	(3)	8	14	21
Unrealized (loss) gain on foreign currency swaps - net investment hedge	57	(37)	61	(45)
Unrealized gain on available-for-sale securities	$ (4)	$ 8	$ (11)	$ 11